Investment Properties - Additional Information (Detail) - PHP (₱)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investment Property [Line Items]
Repairs and maintenance expenses related to investment properties that do not generate rental income	₱ 93,000,000	₱ 78,000,000	₱ 70,000,000
Rental income relating to investment properties	51,000,000	48,000,000	₱ 51,000,000
Transfers into of Level 3 of fair value hierarchy, investment properties	0	0
Transfers out of Level 3 of fair value hierarchy, investment properties	0	₱ 0
Investment Property [Member]
Disclosure Of Investment Property [Line Items]
Transfers into of Level 2 of fair value hierarchy, investment properties	0
Transfers out of Level 2 of fair value hierarchy, investment properties	0
Transfers into of Level 3 of fair value hierarchy, investment properties	0
Transfers out of Level 3 of fair value hierarchy, investment properties	0
Market Approach Using Price Per Square Meter [Member] | Bottom of range [member]
Disclosure Of Investment Property [Line Items]
Valuation for land, price per square meter	50,000
Market Approach Using Price Per Square Meter [Member] | Top of range [member]
Disclosure Of Investment Property [Line Items]
Valuation for land, price per square meter	₱ 36,000